LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.82%
Aerospace & Defense–0.13%
Spirit AeroSystems Holdings Class A	30,780	$ 736,565
		736,565
Airlines–0.41%
Southwest Airlines	64,847	2,309,202
		2,309,202
Auto Components–0.34%
BorgWarner	77,010	1,876,734
		1,876,734
Banks–4.10%
Comerica	51,600	1,513,944
East West Bancorp	99,954	2,572,816
JPMorgan Chase & Co.	121,192	10,910,916
KeyCorp	336,430	3,488,779
US Bancorp	126,383	4,353,894
		22,840,349
Beverages–1.72%
PepsiCo	79,694	9,571,249
		9,571,249
Biotechnology–3.13%
†Exact Sciences	68,860	3,993,880
Gilead Sciences	32,880	2,458,109
†Neurocrine Biosciences	42,230	3,655,007
†Vertex Pharmaceuticals	30,790	7,326,480
		17,433,476
Building Products–0.76%
Trane Technologies	51,100	4,220,349
		4,220,349
Capital Markets–3.27%
BlackRock	14,400	6,335,568
Intercontinental Exchange	47,552	3,839,824
Raymond James Financial	65,425	4,134,860
State Street	73,010	3,889,243
		18,199,495
Chemicals–1.75%
Corteva	101,288	2,380,268
†Dow	70,898	2,073,058
DuPont de Nemours	69,452	2,368,313
Linde	16,839	2,913,147
		9,734,786
Communications Equipment–1.20%
Cisco Systems	170,535	6,703,731
		6,703,731
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.58%
Quanta Services	102,330	$ 3,246,931
		3,246,931
Consumer Finance–0.62%
Capital One Financial	68,030	3,430,073
		3,430,073
Containers & Packaging–0.84%
WestRock	165,017	4,663,380
		4,663,380
Diversified Telecommunication Services–1.78%
AT&T	340,240	9,917,996
		9,917,996
Electric Utilities–0.61%
PPL	137,895	3,403,249
		3,403,249
Electrical Equipment–1.25%
Eaton	28,910	2,246,018
Emerson Electric	50,020	2,383,453
Rockwell Automation	15,410	2,325,523
		6,954,994
Entertainment–1.73%
Cinemark Holdings	88,890	905,789
Walt Disney	90,686	8,760,268
		9,666,057
Equity Real Estate Investment Trusts–3.73%
American Tower	35,170	7,658,267
Brixmor Property Group	190,719	1,811,830
Camden Property Trust	45,190	3,580,856
Prologis	67,326	5,410,991
Simon Property Group	42,720	2,343,619
		20,805,563
Food & Staples Retailing–0.92%
Casey's General Stores	38,670	5,123,388
		5,123,388
Food Products–1.50%
General Mills	158,790	8,379,348
		8,379,348
Gas Utilities–0.34%
South Jersey Industries	76,460	1,911,500
		1,911,500
Health Care Equipment & Supplies–4.48%
Abbott Laboratories	88,500	6,983,535
Becton Dickinson & Co.	29,690	6,821,871
†DexCom	22,610	6,088,195
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences	26,870	$ 5,068,219
		24,961,820
Health Care Providers & Services–1.49%
Cigna	46,830	8,297,339
		8,297,339
Hotels, Restaurants & Leisure–1.80%
Aramark	126,782	2,531,837
Starbucks	114,492	7,526,704
		10,058,541
Household Durables–0.61%
DR Horton	52,790	1,794,860
Toll Brothers	84,410	1,624,893
		3,419,753
Industrial Conglomerates–1.59%
Roper Technologies	28,410	8,858,522
		8,858,522
Insurance–2.41%
Axis Capital Holdings	77,928	3,011,917
Prudential Financial	56,899	2,966,714
Reinsurance Group of America	33,970	2,858,236
Travelers	46,536	4,623,351
		13,460,218
Interactive Media & Services–5.89%
†Alphabet Class A	21,281	24,727,458
†Facebook Class A	48,740	8,129,832
		32,857,290
Internet & Direct Marketing Retail–4.39%
†Amazon.com	12,540	24,449,489
		24,449,489
IT Services–3.22%
Accenture Class A	46,913	7,659,017
Visa Class A	63,903	10,296,051
		17,955,068
Life Sciences Tools & Services–1.42%
Thermo Fisher Scientific	27,870	7,903,932
		7,903,932
Machinery–2.89%
Deere & Co.	38,080	5,261,133
†Gates Industrial	141,670	1,045,524
†Ingersoll Rand	45,089	1,118,207
Lincoln Electric Holdings	41,440	2,859,360
Parker-Hannifin	44,712	5,800,488
		16,084,712
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.58%
Comcast Class A	256,320	$ 8,812,282
		8,812,282
Metals & Mining–0.35%
Reliance Steel & Aluminum	22,390	1,961,140
		1,961,140
Multi-Utilities–0.43%
Black Hills	37,414	2,395,618
		2,395,618
Oil, Gas & Consumable Fuels–1.32%
ConocoPhillips	132,904	4,093,443
Diamondback Energy	43,308	1,134,670
EOG Resources	26,268	943,547
Pioneer Natural Resources	17,037	1,195,145
		7,366,805
Pharmaceuticals–5.04%
Johnson & Johnson	91,090	11,944,632
Merck & Co.	113,572	8,738,230
Pfizer	227,560	7,427,558
		28,110,420
Road & Rail–1.73%
†Lyft Class A	13,070	350,930
†Uber Technologies	17,510	488,879
Union Pacific	62,310	8,788,202
		9,628,011
Semiconductors & Semiconductor Equipment–3.56%
Broadcom	24,907	5,905,450
Intel	163,289	8,837,201
Texas Instruments	51,068	5,103,225
		19,845,876
Software–14.00%
†Adobe	30,680	9,763,603
Intuit	9,050	2,081,500
Microsoft	225,444	35,554,773
†PTC	65,510	4,009,867
†salesforce.com	57,020	8,209,740
†ServiceNow	24,070	6,897,981
SS&C Technologies Holdings	128,054	5,611,326
†Tyler Technologies	19,830	5,880,785
		78,009,575
Specialty Retail–3.47%
†Five Below	18,010	1,267,544
Home Depot	67,065	12,521,706
Tractor Supply	65,470	5,535,488
		19,324,738

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.77%
Apple	104,523	$ 26,579,154
		26,579,154
Textiles, Apparel & Luxury Goods–1.28%
NIKE Class B	86,430	7,151,218
		7,151,218
Thrifts & Mortgage Finance–0.39%
Essent Group	55,040	1,449,753
MGIC Investment	117,008	743,001
		2,192,754
Total Common Stock (Cost $386,507,411)		550,812,690

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	9,667,412	$ 9,667,412
Total Money Market Fund (Cost $9,667,412)		9,667,412

TOTAL INVESTMENTS–100.56% (Cost $396,174,823)	560,480,102
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.56%)	(3,109,449)
NET ASSETS APPLICABLE TO 17,220,476 SHARES OUTSTANDING–100.00%	$557,370,653

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$550,812,690	$—	$—	$550,812,690
Money Market Fund	9,667,412	—	—	9,667,412
Total Investments	$560,480,102	$—	$—	$560,480,102
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Social Awareness Fund–5